SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Detail) - Summary of Liabilities - USD ($)	9 Months Ended		12 Months Ended
	Jan. 31, 2017	Jan. 31, 2016	Apr. 30, 2016	Apr. 30, 2015
Warrants [Member]
Beginning fair value	$ 326,595	$ 1,128,841	$ 1,128,841
Issuance	55,239	151,318	1,128,841	$ 3,211,386
Granted			176,493	130,890
Reallocation on exercises of warrants	(108,784)
Change in fair value	365,241	(631,185)	(978,739)	(2,213,435)
Ending fair value	638,291	648,974	326,595	1,128,841
Non-employee Options [Member]
Beginning fair value	189,207	116,615	116,615
Issuance			116,615	68,859
Vesting		42,933	102,273
Reallocation on exercises of warrants			42,933	80,361
Change in fair value	139,185	(28,502)	(41,047)	(32,605)
Ending fair value	328,392	131,046	189,207	116,615
Total Level 3 liabilities	$ 966,683	$ 780,020	$ 515,802	$ 1,245,456